VANECK GLOBAL RESOURCES FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (unaudited)
1
Number
of Shares Value
COMMON STOCKS: 97.4%
Australia: 4.0%
Glencore Plc (GBP) 3,158,600 $ 11,560,876
Rio Tinto Plc (ADR) † 145,900 8,765,672
20,326,548
Belgium: 0.8%
Titan America SA (USD) * 312,000 4,218,240
Underline
Brazil: 4.9%
JBS S/A 2,352,200 16,945,551
Suzano SA * 817,700 7,585,984
24,531,535
Canada: 21.0%
Agnico Eagle Mines Ltd.
(USD) 114,006 12,359,390
Alamos Gold, Inc. (USD) 332,300 8,885,702
ARC Resources Ltd. † 273,000 5,488,266
Barrick Gold Corp. (USD) 523,445 10,175,771
Capstone Copper Corp. * 895,700 4,612,166
Cenovus Energy, Inc. (USD) † 148,200 2,061,462
Franco-Nevada Corp. (USD) 63,900 10,068,084
Ivanhoe Mines Ltd. * † 226,764 1,925,615
Kinross Gold Corp. (USD) 933,800 11,775,218
Nutrien Ltd. (USD) † 230,571 11,452,462
Pan American Silver Corp.
(USD) 252,400 6,519,492
Suncor Energy, Inc. 215,800 8,355,774
Teck Resources Ltd. (USD) 208,000 7,577,440
West Fraser Timber Co.
Ltd. † 53,700 4,124,569
105,381,411
China: 1.2%
PetroChina Co. Ltd. (HKD) 7,245,000 5,873,939
Underline
France: 4.2%
Nexans SA 50,530 4,960,689
TotalEnergies SE 254,300 16,385,293
21,345,982
Jersey, Channel Islands: 0.7%
Yellow Cake Plc 144A * 679,600 3,698,819
Underline
Luxembourg: 0.4%
ArcelorMittal SA (USD) 76,000 2,192,600
Underline
Netherlands: 0.8%
OCI NV * 345,435 4,011,302
Underline
South Africa: 3.8%
Anglo American Plc (GBP) 439,099 12,307,223
Gold Fields Ltd. (ADR) 306,300 6,766,167
19,073,390
Spain: 0.0%
Soltec Power Holdings SA *
†∞ 84,100 115,308
Underline
United Kingdom: 5.3%
Shell Plc (ADR) 361,200 26,468,736
Underline
United States: 49.3%
Alcoa Corp. 213,200 6,502,600
Antero Resources Corp. * 195,600 7,910,064
Archer-Daniels-Midland Co. 86,400 4,148,064
Number
of Shares Value
United States (continued)
Baker Hughes Co. 58,100 $ 2,553,495
Ball Corp. 79,700 4,149,979
Bunge Global SA 89,300 6,824,306
Chevron Corp. 80,000 13,383,200
Commercial Metals Co. 101,400 4,665,414
ConocoPhillips 55,841 5,864,422
Corteva, Inc. 222,866 14,024,957
Diamondback Energy, Inc. 21,711 3,471,155
EQT Corp. 146,500 7,827,495
Expand Energy Corp. 71,700 7,981,644
Exxon Mobil Corp. 211,280 25,127,530
Flowco Holdings, Inc. * 30,870 791,816
FMC Corp. 260,300 10,982,057
Freeport-McMoRan, Inc. 383,100 14,504,166
Graphic Packaging Holding
Co. † 185,500 4,815,580
Hormel Foods Corp. 160,900 4,978,246
Ingredion, Inc. 30,900 4,177,989
Kirby Corp. * 50,500 5,101,005
Marathon Petroleum Corp. 15,000 2,185,350
MasTec, Inc. * 18,800 2,194,148
Mosaic Co. 78,000 2,106,780
MP Materials Corp. * † 217,600 5,311,616
Newmont Corp. 211,155 10,194,563
Nucor Corp. 35,500 4,272,070
Ormat Technologies, Inc. † 110,340 7,808,762
Permian Resources Corp. 369,774 5,121,370
Phillips 66 67,900 8,384,292
Steel Dynamics, Inc. 33,800 4,227,704
Tyson Foods, Inc. 175,100 11,173,131
United States Steel Corp. † 169,300 7,154,618
Valero Energy Corp. 62,100 8,201,547
Weyerhaeuser Co. 340,900 9,981,552
248,102,687
Zambia: 1.0%
First Quantum Minerals Ltd.
(CAD) * 367,200 4,937,507
Underline
Total Common Stocks
(Cost: $396,946,999) 490,278,004
MONEY MARKET FUND: 1.0%
(Cost: $4,827,652)
Invesco Treasury Portfolio -
Institutional Class 4,827,652 4,827,652
Underline
Total Investments Before Collateral for
Securities Loaned: 98.4%
(Cost: $401,774,651) 495,105,656
Number
of Shares Value
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
0.9%
Money Market Fund: 0.9%
(Cost: $4,350,474)

VANECK GLOBAL RESOURCES FUND
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
State Street Navigator
Securities Lending
Government Money
Market Portfolio 4,350,474 $ 4,350,474
Number
of Shares Value
Total Investments: 99.3%
(Cost: $406,125,125) $ 499,456,130
Other assets less liabilities: 0.7% 3,400,692
NET ASSETS: 100.0% $ 502,856,822
Definitions:
ADR American Depositary Receipt
CAD Canadian Dollar
GBP British Pound
HKD Hong Kong Dollar
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $40,950,971.
* Non-income producing
∞ Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $3,698,819, or 0.7% of net assets.